Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended	21 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2012	Dec. 31, 2012
Statements Of Operations and Comprehensive Loss [Abstract]
Revenues
General and administrative
Consultancy fees	252,249	[1]		[1]	574,133	[1]		[1]	88,551	662,684	[1]
Interest expenses	92,726	[2]		[2]	188,303	[2]		[2]	1,419	189,722	[2]
Professional fees	48,731				107,032				15,703	122,735
Travel	19,354				20,928					20,928
Development and research expenses	3,332				10,751				47,886	58,638
Advertising	2,984				9,204					9,204
Transfer agent and filing fees	1,455				8,631					8,631
Foreign exchange loss	6,411				6,717					6,717
Office expenses	1,974				5,162				5,828	10,988
Meals and entertainment	1,018				2,899					2,899
Bank charges	1,104				1,676					1,676
Total operating expenses	431,338				935,436					1,094,822
Net loss before income tax	(431,338)				(935,436)				159,387	(1,094,822)
Other comprehensive income (loss)
Currency translation adjustment	15,463				6,647				247	6,647
Net comprehensive loss for the period	$ (415,875)				$ (928,789)				$ 159,634	$ (1,088,175)
Net loss per stock - basic and diluted	$ (0.07)				$ (0.18)
Weighted average number of common stock basic and diluted	5,631,732		5,000,000		5,268,820		5,000,000

[1]	(4)
[2]	(6)